S-K 1604(c) De-SPAC Dilution $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share	$ 7.45	[1]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 312,011	[1],[2]
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	41,885,589	[1],[3]
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share	$ 2.55	[1]
No Redemption [Member] | IPO Offering Price [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share	10	[1]
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share	$ 6.59	[4]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 200,362	[2],[4]
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	30,385,589	[3],[4]
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share	$ 3.41	[4]
Redemption at 50 Percent of Maximum [Member] | IPO Offering Price [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share	10	[4]
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share	$ 4.7	[5]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 88,713	[2],[5]
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	18,885,589	[3],[5]
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share	$ 5.3	[5]
Redemption at 100 Percent of Maximum [Member] | IPO Offering Price [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share	$ 10	[5]

[1]	Assumes that no Public Shareholders exercise redemption rights with respect to their Public Shares for a pro rata share of the funds in the Trust Account, which is a redemption scenario that could occur.
[2]	See table below for reconciliation of net tangible book value, as adjusted
[3]	See table below for reconciliation of as adjusted shares.
[4]	Assumes that holders of 50% of the Public Shares, 11,500,000 Public Shares, will exercise their redemption rights for an aggregate payment of approximately $116.5 million (based on the estimated per-share redemption price of approximately $10.13 per share) from the Trust Account based on funds in the Trust Account as of June 30, 2026, which is a redemption scenario that could occur.
[5]	Assumes that holders of 100% of the Public Shares, 23,000,000 Public Shares, will exercise their redemption rights for an aggregate payment of approximately $233.1 million (based on the estimated per-share redemption price of approximately $10.13 per share) from the Trust Account based on funds in the Trust Account as of June 30, 2026, which is a redemption scenario that could occur.